Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

Note E     Loans

Information relating to loans at December 31 is summarized as follows:

	2011	2010
	(In thousands)
Construction and land development	$49,184	$79,306
Commercial real estate	508,353	543,603
Residential real estate	546,246	516,994
Commerical and financial	53,105	48,825
Consumer	50,611	51,602
Other	575	278

NET LOAN BALANCES	$1,208,074	$1,240,608

(1)   Net loan balances at December 31, 2011 and 2010 are net of deferred costs of $1,632,000 and $973,000, respectively.

One of the sources of the Company's business is loans to directors and executive officers. The aggregate dollar amount of these loans was approximately $5,736,000 and $5,332,000 at December 31, 2011 and 2010, respectively. During 2011 new loans totaling $2,421,000 were made and reductions totaled $2,017,000.

At December 31, 2011 and 2010, loans pledged as collateral for borrowings totaled $55.0 million for each year, respectively. At December 31, 2011 no loans were pledged as collateral for letters of credit with the Federal Home Loan Bank (“FHLB”), versus $47.3 million in loans at December 31, 2010.

Loans are made to individuals as well as commercial and tax exempt entities. Specific loan terms vary as to interest rate, repayment, and collateral requirements based on the type of loan requested and the credit worthiness of the prospective borrower.

Concentrations of Credit    All of the Company’s lending activity occurs within the State of Florida, including Orlando in Central Florida and Southeast coastal counties from Brevard County in the North to Palm Beach County in the south, as well as all of the counties surrounding Lake Okeechobee in the center of the state. The Company’s loan portfolio consists of approximately one half commercial and commercial real estate loans and one half consumer and residential real estate loans.

The Company’s extension of credit is governed by the Credit Risk Policy which was established to control the quality of the Company’s loans. These policies and procedures are reviewed and approved by the Board of Directors on a regular basis.

Construction and Land Development Loans    The Company defines construction and land development loans as exposures secured by land development and construction (including 1-4 family residential construction), multi-family property, and non-farm nonresidential property where the primary or significant source of repayment is from rental income associated with that property (that is, loans for which 50 percent or more of the source of repayment comes from third party, non-affiliated rental income) or the proceeds of the sale, refinancing, or permanent financing of the property.

Commercial Real Estate Loans    The Company’s goal is to create and maintain a high quality portfolio of commercial real estate loans with customers who meet the quality and relationship profitability objectives of the company. Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans. These loans are viewed primarily as cash flow loans and the repayment of these loans is largely dependent on the successful operation of the property. Loan performance may be adversely affected by factors impacting the general economy or conditions specific to the real estate market such as geographic location and/or property type.

Residential Real Estate Loans    The Company selectively adds residential mortgage loans to its portfolio, primarily loans with adjustable rates, home equity mortgages and home equity lines. Substantially all residential originations have been underwritten to conventional loan agency standards, including loans having balances that exceed agency value limitations. The Company has never offered sub-prime, Alt A, Option ARM or any negative amortizing residential loans, programs or products, although we have originated and hold residential mortgage loans from borrowers with original or current FICO credit scores that are less than “prime.”

Commercial and Financial Loans    Commercial credit is extended primarily to small to medium sized professional firms, retail and wholesale operators and light industrial and manufacturing concerns. Such credits typically comprise working capital loans, loans for physical asset expansion, asset acquisition and other business loans. Loans to closely held businesses will generally be guaranteed in full or for a meaningful amount by the businesses major owners. Commercial loans are made based primarily on the historical and projected cash flow of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not behave as forecasted and collateral securing loans may fluctuate in value due to economic or individual performance factors. Minimum standards and underwriting guidelines have been established for all commercial loan types.

Consumer Loans    The Company originates consumer loans including installment loans, loans for automobiles, boats, and other personal, family and household purposes, and indirect loans through dealers to finance automobiles. For each loan type several factors including debt to income, type of collateral and loan to collateral value, credit history and Company relationship with the borrower is considered during the underwriting process.

The following tables present the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2011 and 2010:

			Accruing
	Accruing	Accruing	Greater			Total
	30-59 Days	60-89 Days	Than			Financing
December 31, 2011	Past Due	Past Due	90 Days	Nonaccrual	Current	Receivables
			(In thousands)
Construction and land development	$6	$215	$—	$2,227	$46,736	$49,184
Commercial real estate	836	—	—	13,120	494,397	508,353
Residential real estate	2,979	607	—	12,555	530,105	546,246
Commerical and financial	80	—	—	16	53,009	53,105
Consumer	246	74	—	608	49,683	50,611
Other	—	—	—	—	575	575

Total	$4,147	$896	$—	$28,526	$1,174,505	$1,208,074

			Accruing
	Accruing	Accruing	Greater			Total
	30-59 Days	60-89 Days	Than			Financing
December 31, 2010	Past Due	Past Due	90 Days	Nonaccrual	Current	Receivables
			(In thousands)
Construction and land development	$147	$20	$—	$29,229	$49,910	$79,306
Commercial real estate	76	—	—	19,101	524,426	543,603
Residential real estate	3,493	598	—	14,810	498,093	516,994
Commerical and financial	70	1	—	4,607	44,147	48,825
Consumer	410	176	—	537	50,479	51,602
Other	—	—	—	—	278	278

Total	$4,196	$795	$—	$68,284	$1,167,333	$1,240,608

Nonaccrual loans and loans past due ninety days or more were $28.5 million and $68.3 million at December 31, 2011 and 2010, respectively. The reduction in interest income associated with loans on nonaccrual status was approximately $1.2 million, $5.1 million, and $6.6 million, for the years ended December 31, 2011, 2010, and 2009, respectively.

The Company utilizes an internal asset classification system as a means of reporting problem and potential problem loans. Under the Company’s risk rating system, the Company classifies problem and potential problem loans as “Special Mention,” “Substandard,” and “Doubtful” and these loans are monitored on an ongoing basis. Substandard loans include those characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as substandard may require a specific allowance, but generally does not exceed 30% of the principal balance. Loans classified as Doubtful, have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans classified as doubtful generally have specific allowances in excess of 30% of the principal balance. Loans that do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses that deserve management’s close attention are deemed to be Special Mention. Risk ratings are updated any time the situation warrants.

Loans not meeting the criteria above are considered to be pass-rated loans and risk grades are recalculated at least annually by the loan relationship manager. The following tables present the risk category of loans by class of loans based on the most recent analysis performed and the contractual aging as of December 31, 2011 and 2010:

	Construction			Commercial
	& Land	Commercial	Residential	and	Consumer
December 31, 2011	Development	Real Estate	Real Estate	Financial	Loans	Total
			(In thousands)
Pass	$42,899	$387,161	$505,316	$51,375	$49,299	$1,036,050
Special mention	802	57,334	5,529	1,445	523	65,633
Substandard	90	5,558	133	168	305	6,254
Doubtful	—	—	—	—	—	—
Nonaccrual	2,227	13,120	12,555	16	608	28,526
Troubled debt restructures	3,166	45,180	22,713	101	451	71,611

	$49,184	$508,353	$546,246	$53,105	$51,186	$1,208,074

	Construction			Commercial
	& Land	Commercial	Residential	and	Consumer
December 31, 2010	Development	Real Estate	Real Estate	Financial	Loans	Total
			(In thousands)
Pass	$41,650	$390,792	$473,525	$41,966	$49,643	$997,576
Special mention	265	70,810	1,441	1,866	693	75,075
Substandard	4,140	23,214	5,410	283	276	33,323
Doubtful	—	—	—	—	—	—
Nonaccrual	29,229	19,101	14,810	4,607	537	68,284
Troubled debt restructures	4,022	39,686	21,808	103	731	66,350

	$79,306	$543,603	$516,994	$48,825	$51,880	$1,240,608